Annual Total Returns - Fidelity® Telecom and Utilities Fund [BarChart] - 01.31 Fidelity Telecom and Utilities Fund PRO-06 - Fidelity® Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund-Default
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	11.87%
Annual Return 2012	10.07%
Annual Return 2013	20.50%
Annual Return 2014	13.30%
Annual Return 2015	(5.53%)
Annual Return 2016	17.03%
Annual Return 2017	11.98%
Annual Return 2018	3.32%
Annual Return 2019	22.02%
Annual Return 2020	2.10%